SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Nov. 28, 2022	Oct. 18, 2022	Oct. 18, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 20, 2021
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Common stock, shares authorized				150,000,000	150,000,000	150,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				Holders of ordinary shares are entitled to one vote for each share
Temporary shares issued				2,341,000	2,341,000	2,416,000
Temporary shares outstanding					2,341,000	2,416,000
Ordinary shares forfeiture				225,000	225,000
Ordinary shares issued				2,341,000	2,341,000	2,416,000
Underwriters fee		$ 2,922,480
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percent					19.00%
Private Placement Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percent					23.00%
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					150,000,000
Common stock, par value					$ 0.0001		$ 0.0001
Common stock, voting rights					Holders of ordinary shares are entitled to one vote for each share.
Ordinary shares not subject to forfeiture	150,000
Shares issued per share							$ 0.0001
Outstanding percentage					19.00%
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued		297,000	297,000	270,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of issued and outstanding shares				19.00%
Underwriters fee		$ 1,320,000
Stock issued during period shares new issues		6,600,000
IPO [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues		297,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of issued and outstanding shares				23.00%
Stock issued during period shares new issues		394,000		394,000
Shares issued per share				$ 10.00
Shares issued value				$ 3,940,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares forfeiture			150,000
Ordinary shares not subject to forfeiture		150,000
Ordinary shares issued					310,500
Over-Allotment Option [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued				310,500
Stock issued during period shares new issues		600,000
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued		297,000	297,000		270,000
Private Placement Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues					394,000
Shares issued per share					$ 10.00
Shares issued value					$ 3,940,000